Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions - Options 2012 Plan H [Member]	12 Months Ended
	Dec. 31, 2015 $ / shares	Nov. 30, 2014 ¥ / shares	Nov. 30, 2014 $ / shares	Mar. 12, 2012 ¥ / shares	Mar. 12, 2012 $ / shares
Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions [Line Items]
Stock price per underlying ordinary shares (in Dollars per share) | (per share)		¥ 0.006	$ 0.001	¥ 1.90	$ 0.30
Option H3 [Member]
Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions [Line Items]
Stock price per underlying ordinary shares (in Dollars per share)	$ 0.46
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	1.60%
Expected life	4 years 113 days
Expected volatility	64.83%